Operating Segment Information - Summary of Reconciliation of Consolidated Net Income to Consolidated Core Income (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
NET INCOME	₱ 22,786	₱ 18,973	₱ 13,466
Add (deduct) adjustments:
Manpower rightsizing program, or MRP (Note 5)	3,296	1,703	1,747
Unrealized losses in fair value of investments	675	1,154
Losses (gains) on derivative financial instruments – net, excluding hedge costs (Note 28)	233	(1,135)	(724)
Impairment of investments (Note 11)	34	172	2,562
Core income adjustment on equity share in net losses (earnings) of associates and joint ventures	(226)	23	60
Net income attributable to noncontrolling interests	(265)	(57)	(95)
Foreign exchange losses (gains) – net (Notes 5 and 9)	(424)	771	411
Depreciation due to shortened life of property and equipment		4,564	12,816
Noncurrent asset impairment		2,122	3,913
Investment written-off		362
Nonrecurring income		(1,018)
Net tax effect of aforementioned adjustments	(998)	(1,779)	(4,741)
Total adjustments	2,325	6,882	14,202
Consolidated core income	₱ 25,111	₱ 25,855	₱ 27,668